Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	₨ 24,576	₨ 4,852
Obligations under finance leases	693	707
Borrowings	25,152	5,559
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	0	0
Obligations under finance leases	373	380
Borrowings	373	380
2018
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0
Obligations under finance leases		110
Borrowings		110
2019
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	0	0
Obligations under finance leases	63	56
Borrowings	63	56
2020
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	4,064	1,610
Obligations under finance leases	59	51
Borrowings	4,123	1,661
2021
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	6,346	3,242
Obligations under finance leases	61	53
Borrowings	6,407	3,295
2022
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	1,131	0
Obligations under finance leases	66	57
Borrowings	1,197	₨ 57
2023
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	13,035
Obligations under finance leases	71
Borrowings	₨ 13,106